AQUILA ROCKY MOUNTAIN EQUITY FUND
                        Supplement to the Prospectus for
                        Class A Shares and Class C Shares
                              Dated April 30, 2008

The Table of Fees and Expenses of the Fund is replaced by the following:

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                     Class A         Class C
                                                     Shares          Shares
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
 imposed on Purchases
 (as a percentage of offering price)..               4.25%             None
Maximum Deferred Sales Charge (Load)
 (as a percentage of the lesser of
 redemption value or purchase price)                 None(1)           1.00%(2)
Maximum Sales Charge (Load)
 imposed on Reinvested Dividends or
 Distributions
 (as a percentage of offering price)...              None              None
Redemption Fees (as a percentage of
  redemption proceeds).................              None(3)           None
Exchange Fee ........................                None              None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets)
Management Fee...................                    1.36%             1.36%
Distribution (12b-1) Fee ...........                 0.25%             0.75%
Other:
Service Fee ........................                 None              0.25%
 Other Expenses (4)..................                1.16%             1.16%
 Total(4))........                                   1.16%             1.41%
Acquired Fund Fees
 and Expenses....................                    0.02%             0.02%
Total Annual Fund
 Operating Expenses(4)..............                 2.79%             3.54%
Total Fee Waivers
 and/or Reimbursement(5)............                 1.27%             1.27%
Net Annual Fund Operating Expenses(5)(6)...          1.52%             2.27%

(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge ("CDSC") of up to 1% if you redeem your shares during the first two years after purchase and up to 0.50 of 1% if you redeem your shares during the third and fourth years after purchase. Purchases without sales charge of Class A Shares with the proceeds of redemptions of shares of other investment companies also carry a CDSC.

(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares if you redeem your shares during the first 12 months after purchase.

(3) If you purchase Class A Shares without a sales charge and the shares are not subject to a contingent deferred sales charge, you will pay a redemption fee of 2.00% of the redemption value of any of those shares that you redeem within 90 days of purchasing them.

(4) The actual expense ratios for the fiscal year ended December 31, 2007 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: total Fund operating expenses were 1.50% for Class A Shares and 2.25% for Class C Shares.

(5) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2008 through December 31, 2008 so that total Fund expenses will not exceed 1.50% for Class A Shares or 2.25% for Class C Shares. In addition, the Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2009 through December 31, 2009 so that total Fund expenses will not exceed 1.50% for Class A Shares or 2.25% for Class C Shares. The Manager has advised the Fund that it intends to continue to waive fees and/or reimburse Fund expenses thereafter for so long as may be necessary to keep the Fund competitive.

(6) Net Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year (7)        3 years         5 years    10 years
                        ----------          -------         -------    --------
Class A Shares             $573             $1,138         $1,729     $3,323
Class C Shares             $330             $ 968          $1,728     $3,404(8)

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares             $230             $ 968          $1,728     $3,404(8)

(7) Absent fee waivers and reimbursements, one-year expenses would be $695 for Class A Shares, $357 for Class C Shares without redemption and $457 for Class C Shares with redemption, and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

(8) Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Over time, long-term Class C Shareholders could pay the economic equivalent of an amount that is more than the maximum front-end sales charge allowed under applicable regulations because of the 12b-1 fee and service fee. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



                         The Date of this supplement is
                                January 14, 2009

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                     Supplement to the Prospectus for Class
                           I Shares and Class Y Shares
                              Dated April 30, 2008


The Table of Fees and Expenses of the Fund is replaced by the following:


                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No Class I Shares are currently outstanding.


                                        Class I             Class Y
                                        Shares              Shares

Shareholder Fees
 (fees paid directly from your investment)

Maximum Sales Charge (Load)
 imposed on Purchases
 (as a percentage of offering price) ... None                None
Maximum Deferred Sales Charge (Load)...  None                None
Maximum Sales Charge (Load)
 imposed on Reinvested Dividends or
 Distributions
 (as a percentage of offering price)...  None                None
Redemption Fee (as a percentage of
 redemption proceeds)(1).............   2.00%               2.00%
Exchange Fees..........................  None                None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee........................   1.36%               1.36%
Distribution (12b-1) Fee...............  0.15%(3)            None
Other(2)..             ................. 1.15%               1.16%
Acquired Fund Fees
 and Expenses........................... 0.02%               0.02%
Total Annual Fund
 Operating Expenses(2).................. 2.68%               2.54%
Total Fee Waivers
 and/or Reimbursement(4)................ 1.27%               1.27%
Net Annual Fund Operating
Expenses(4)(5).......................... 1.41%               1.27%

(1) This fee applies to shares redeemed within 90 days of purchase.

(2) The actual expense ratios for the fiscal year ended December 31, 2007 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: total Fund operating expenses were 1.25% for Class Y Shares and were 1.34% for Class I Shares, respectively. Other expenses for the two classes differ because Class I Shares pay service fees to financial intermediaries of 0.25%, which includes transfer agent services, and charges common to both classes of 0.90%; Class Y Shares bear only the common charges of 0.90% and an allocation for transfer agent services of 0.26%.

(3) Current rate; up to 0.25% can be authorized by the Trustees.

(4) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2008 through December 31, 2008 so that total Fund expenses will not exceed 1.39% for Class I Shares or 1.25% for Class Y Shares. In addition, the Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2009 through December 31, 2009 so that total Fund expenses will not exceed 1.25% for Class Y Shares. It is expected that an undertaking for the same period will similarly limit the expenses for Class I Shares, however, the amount is not known at this time. The Manager has advised the Fund that it intends to continue to waive fees and/or reimburse Fund expenses thereafter for so long as may be necessary to keep the Fund competitive.

(5) Net Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year   3 years  5 years    10 years


Class I Shares............$144(6)    $712    $1,307     $2,919
Class Y Shares............$129(6)    $669    $1,236     $2,780


(6) Absent fee waivers and reimbursements, one-year expenses would be $271 for Class I Shares and $257 for Class Y Shares, and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.


                         The Date of this supplement is
                                January 14, 2009